As filed with the Securities and Exchange Commission on June 22, 2020
Securities Act File No. 333-237740

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒
Pre-Effective Amendment No. 2

☐
Post-Effective Amendment No.

MONROE CAPITAL CORPORATION
(Exact Name of Registrant as Specified in Charter)

311 South Wacker Drive, Suite 6400
Chicago, Illinois 60606
(Address of Principal Executive Offices)

(312) 258-8300
(Registrant’s Telephone Number, including Area Code)

Theodore L. Koenig
Chief Executive Officer
311 South Wacker Drive, Suite 6400
Chicago, Illinois 60606
(Name and Address of Agent for Service)

WITH COPIES TO:
Jonathan H. Talcott
E. Peter Strand
Nelson Mullins Riley & Scarborough LLP
101 Constitution Avenue, NW, Suite 900
Washington, D.C. 20001
Telephone: (202) 689-2806
Facsimile: (202) 689-2862

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑
It is proposed that this filing will become effective (check appropriate box):
☐ when declared effective pursuant to section 8(c).
Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value(2)
Preferred Stock, $0.001 par value(2)
Warrants(2)
Subscription Rights(3)
Debt Securities(4)
Total			$300,000,000(5)	$38,940(6)

(1)
Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities.

(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common stock.

(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $300,000,000.

(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.

(6)
In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this registration statement include unsold securities in the amount of $130,579,613.50 that had previously been registered for primary offerings under the Registrant’s registration statement on Form N-2 (File No. 333-216665), initially effective on April 28, 2017 (the “Prior Registration Statement”), and that are being carried forward to this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the registration fees with respect to such unsold securities will continue to be applied to such unsold securities. The registrant has paid an additional $21,990.77 to register an additional $169,420,386.50 in securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-237740) of Monroe Capital Corporation (the “Registration Statement”) is being filed solely for the purpose of paying additional registration fees and updating certain exhibits in Part C, and does not modify any other part of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 2 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-2 setting forth the exhibits to the Registration Statement. The contents of the Registration Statement are hereby incorporated by reference.

MONROE CAPITAL CORPORATION
PART C
Other Information
Item 25. Financial Statements and Exhibits
(1) Financial Statements
The interim unaudited consolidated financial statements as of March 31, 2020 and for the three months ended March 31, 2020 and March 31, 2019 and the audited consolidated financial statements as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019 and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Report on Internal Control over Financial Reporting) as of December 31, 2019 have been incorporated by reference in this registration statement in “Part A — Information Required in a Prospectus.”
(2) Exhibits
(a)(1)	Amended and Restated Articles of Incorporation of Monroe Capital Corporation (Incorporated by reference to Exhibit (a)(1) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(b)(1)	Bylaws of Monroe Capital Corporation (Incorporated by reference to Exhibit (b)(1) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(c)	Not applicable
(d)(1)	Form of Stock Certificate of Monroe Capital Corporation (Incorporated by reference to Exhibit (d) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(d)(2)	Form of Subscription Certificate(1)
(d)(3)	Form of Subscription Agent Agreement(1)
(d)(4)	Form of Warrant Agreement(1)
(d)(5)	Form of Certificate of Designations for Preferred Stock(1)
(d)(6)	Statement of Eligibility of Trustee on Form T-1 (Incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 (File No. 333-216665) filed on September 5, 2018)
(d)(7)	Indenture, dated September 12, 2018, by and between the Registrant and U.S. Bank National Association, as trustee (Incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 (File No. 333-216665) filed on September 12, 2018)
(d)(8)	First Supplemental Indenture, dated September 12, 2018, by and between the Registrant and U.S. Bank National Association, as trustee (Incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 (File No. 333-216665) filed on September 12, 2018)
(d)(9)	Form of Global Note with respect to the 5.75% Notes due 2023 (Incorporated by reference to Exhibit (d)(8) hereto, and Exhibit A therein)
(e)	Dividend Reinvestment Plan (Incorporated by reference to Exhibit (e) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(f)	Not applicable
(g)	Amended and Restated Investment Advisory and Management Agreement between the Registrant and MC Advisors (Incorporated by reference to Exhibit 10.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on November 6, 2019)
(h)(1)	Form of Underwriting Agreement for equity securities(1)

(h)(2)	Form of Underwriting Agreement for debt securities(1)
(h)(3)	Amended and Restated At Market Issuance Sales Agreement, dated May 12, 2017, by and between the Registrant, MC Advisors, MC Management and FBR Capital Markets & Co. (Incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-216665) filed on May 12, 2017)
(h)(4)	Amended and Restated At Market Issuance Sales Agreement, dated May 12, 2017, by and between the Registrant, MC Advisors, MC Management and JMP Securities LLC (Incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-216665) filed on May 12, 2017)
(h)(5)	Amendment No. 1 to Amended and Restated At Market Issuance Sales Agreement, dated May 8, 2020, by and between the Registrant and B. Riley FBR, Inc. (Incorporated by reference to Exhibit 1.2 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on May 8, 2020)
(h)(6)	Amendment No. 1 to Amended and Restated At Market Issuance Sales Agreement, dated May 8, 2020, by and between the Registrant and JMP Securities LLC (Incorporated by reference to Exhibit 1.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on May 8, 2020)
(i)	Not applicable
(j)	Form of Custodian Agreement (Incorporated by reference to Exhibit (j) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(k)(1)	Administration Agreement between Registrant and MC Management (Incorporated by reference to Exhibit (k)(1) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(k)(2)	Trademark License Agreement between the Registrant and Monroe Capital LLC (Incorporated by reference to Exhibit (k)(2) of the Registrant’s Pre-Effective Amendment No. 8 to the Registration Statement on Form N-2 (File No. 333-172601) filed on October 18, 2012)
(k)(3)	MRCC Senior Loan Fund I, LLC Limited Liability Company Agreement, dated October 31, 2017, by and between the Registrant and NLV Financial Corporation (Incorporated by reference to Exhibit 10.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on November 1, 2017)
(k)(4)	Second Amended and Restated Senior Secured Revolving Credit Agreement among the Registrant as borrower, the Lenders party thereto and ING Capital LLC, as Administrative Agent, dated March 1, 2019 (Incorporated by reference to Exhibit 10.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on March 5, 2019)
(k)(5)	Amendment No. 1 to Second Amended and Restated Senior Secured Revolving Credit Agreement among the Registrant, as borrower, the Lenders party thereto and ING Capital LLC, as Administrative Agent, dated March 20, 2019 (Incorporated by reference to Exhibit 10.2 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on March 20, 2019)
(k)(6)	Amendment No. 2 to Second Amended and Restated Senior Secured Revolving Credit Agreement among the Registrant, as borrower, the Lenders party thereto and ING Capital LLC, as Administrative Agent, dated September 27, 2019 (Incorporated by reference to Exhibit 10.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on October 2, 2019)
(k)(7)	Amendment No. 3 and Limited Waiver to Second Amended and Restated Senior Secured Revolving Credit Agreement among the Registrant, as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, dated May 21, 2020 (Incorporated by reference to Exhibit 10.1 of the Registrant’s Current Report on Form 8-K (File No. 814-00866) filed on May 22, 2020)
(l)(1)	Opinion and Consent of Nelson Mullins Riley & Scarborough LLP (Incorporated by reference to Exhibit (l)(1) of the Registrant’s Registration Statement on Form N-2 (File No. 333-237740) filed on April 17, 2020)

(m)	Not applicable
(n)(1)	Consent of RSM US LLP (Incorporated by reference to Exhibit (n)(1) of the Registrant’s Registration Statement on Form N-2 (File No. 333-237740) filed on June 2, 2020)
(n)(2)	Report of RSM US LLP Regarding the Senior Securities Table (Incorporated by reference to Exhibit (n)(2) of the Registrant’s Registration Statement on Form N-2 (File No. 333-237740) filed on April 17, 2020)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Joint Code of Ethics of Registrant and MC Advisors (Incorporated by reference to Exhibit 14.1 of the Registrant’s Annual Report on Form 10-K (File No. 814-00866) filed on March 3, 2020)

(1)
To be filed by post-effective amendment.

(2)
Filed herewith.

Item 26. Marketing Arrangements
The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.
Item 27. Other Expenses of Issuance and Distribution
Securities and Exchange Commission registration fee		$38,940*
FINRA filing fee		$25,000(1)
Nasdaq Global Select Market listing fees	$	—(1)
Printing expenses		$225,000(1)
Legal fees and expenses		$525,000(1)
Accounting fees and expenses		$300,000(1)
Miscellaneous		$30,000 (1)
Total		$1,143,940 (1)

*
This amount has been offset against a filing fee associated with unsold securities registered under a previous registration statement.

(1)
These amounts are estimates.

All of the expenses set forth above will be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control
The following list sets forth each of the Registrant’s subsidiaries, the state under whose laws the subsidiaries are organized and the voting securities owned by the Registrant, directly or indirectly, in each subsidiary:
Monroe Capital Corporation SBIC, LP (Delaware)	100%
MCC SBIC GP, LLC (Delaware)	100%
MRCC Holding Company I, LLC (Delaware)	100%
MRCC Holding Company II, LLC (Delaware)	100%
MRCC Holding Company III, LLC (Delaware)	100%
MRCC Holding Company IV, LLC (Delaware)	100%
MRCC Holding Company V, LLC (Delaware)	100%
MRCC Holding Company VI, LLC (Delaware)	100%
MRCC Holding Company VII, LLC (Delaware)	100%
Each of the Registrant’s subsidiaries is consolidated for financial reporting purposes.

In addition, the Registrant may be deemed to control certain portfolio companies. See “Portfolio Companies” in the prospectus.
Item 29. Number of Holders of Securities
The following table sets forth the approximate number of record holders of our securities as of June 19, 2020.
Title of Class	Number of Record Holders
Common Stock, par value $0.001 per share	7
5.75% Notes due 2023	1
Item 30. Indemnification
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our articles of incorporation contain such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which such person may become subject or which such person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of a final disposition of a proceeding.
Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of a final disposition of a proceeding. Our bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of our board of directors and provided that certain conditions described in our bylaws are met, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under our bylaws.
Maryland law requires a corporation (unless its articles of incorporation provide otherwise, which our articles of incorporation do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, MC Advisors and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of MC Advisors’ services under the Investment Advisory Agreement.
The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, MC Management and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of MC Management’s services under the Administration Agreement or otherwise as our administrator.
We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.
Item 31. Business and Other Connections of Investment Advisor.
A description of any other business, profession, vocation or employment of a substantial nature in which MC Advisors, and each managing director, director or executive officer of MC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Portfolio Management” and “Management and Other Agreements” and is otherwise incorporated by reference into Part A of this Registration Statement. Additional information regarding MC Advisors and its officers and directors is set forth in its Form ADV, as filed with the SEC (File No. 801-77229), and is incorporated herein by reference.
Item 32. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:
(1)
the Registrant, Monroe Capital Corporation, 311 South Wacker Drive, Suite 6400, Chicago, Illinois 60606;

(2)
the Transfer Agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, New York 11219;

(3)
the Custodian, U.S. Bank National Association, Corporate Trust Services, One Federal Street, 3rd Floor, Boston, Massachusetts 02110; and

(4)
the Investment Adviser, Monroe Capital BDC Advisors, LLC, 311 South Wacker Drive, Suite 6400, Chicago, Illinois 60606.

Item 33. Management Services
Not Applicable.
Item 34. Undertakings
The Registrant hereby undertakes:
(1)
Not applicable.

(2)
Not applicable.

(3)	(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
(i)
to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)
to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b), or other applicable SEC rule under the Securities Act of 1933, if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(iii)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

provided, however, that paragraphs 3(a)(i), (ii), and (iii) of this section do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act of 1934 that are incorporated by reference in the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b), or other applicable rule under the Securities Act of 1933, that is part of the registration statement;
(b)
that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)
to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)
that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(i)
if the Registrant is relying on Rule 430B:

(A)
Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)
Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act of 1933 shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or
(ii)
if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) or Rule 497(b), (c), (d), or (e) under the Securities Act of 1933, as applicable, as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e)
that, for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)
any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 or Rule 497 under the Securities Act of 1933;

(ii)
any free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(iii)
the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iv)
any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)
Not applicable.

(5)
The Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
(7)
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois, on the 22nd day of June, 2020.
Monroe Capital Corporation
By:
/s/ Theodore L. Koenig

Name:
Theodore L. Koenig

Title:
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 2 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Theodore L. Koenig Theodore L. Koenig	Chairman, Chief Executive Officer and Director (Principal Executive Officer)	June 22, 2020
/s/ Aaron D. Peck Aaron D. Peck	Chief Financial Officer, Chief Investment Officer and Director (Principal Financial and Accounting Officer)	June 22, 2020
* Thomas J. Allison	Director	June 22, 2020
* Jeffrey A. Golman	Director	June 22, 2020
* Jorde M. Nathan	Director	June 22, 2020
* Robert S. Rubin	Director	June 22, 2020
* Jeffrey D. Steele	Director	June 22, 2020

*
Signed by Aaron D. Peck pursuant to the power of attorney signed by each individual and previously filed with this Registration Statement on April 17, 2020.